Schedule H, Line 4i - Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held	$ 945,144,695
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	2.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 247,682,435
Variable Annuities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	43,322,552
Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 583,211,015
Participant loans:
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	3,188
Participant loan	$ 16,285,263
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2010 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	80,760
Current value	$ 1,079,758
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2015 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	46,238
Current value	$ 647,330
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2020 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	688,696
Current value	$ 10,089,397
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2025 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	2,254,787
Current value	$ 34,317,852
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2030 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	3,615,305
Current value	$ 57,085,673
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2035 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	3,848,302
Current value	$ 64,689,954
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2040 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	3,012,368
Current value	$ 54,523,862
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2045 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	2,946,299
Current value	$ 54,801,169
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2050 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	2,487,056
Current value	$ 46,259,235
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2055 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	1,750,970
Current value	$ 32,568,049
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2060 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	905,701
Current value	$ 16,846,040
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM 2065 CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	324,084
Current value	$ 6,027,964
Investment, Identifier [Axis]: Collective trust funds | Fidelity | FREEDOM CMGLD POOL D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	772,174
Current value	$ 9,906,999
Investment, Identifier [Axis]: Collective trust funds | Fidelity | GROWTH COMPY COMMINGLED PL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	1,626,288
Current value	$ 144,235,474
Investment, Identifier [Axis]: Collective trust funds | MFS | INTERNATIONAL EQUITY CIT CL CT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	306,409
Current value	$ 3,528,547
Investment, Identifier [Axis]: Collective trust funds | MFS | MID CAP GROWTH CIT CL CT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	104,074
Current value	$ 1,819,572
Investment, Identifier [Axis]: Collective trust funds | Reliance MetLife | GAC SERIES 25053 CL M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	390,752
Current value	$ 44,784,140
Investment, Identifier [Axis]: Common stock of employer| Flagstar Bank, National Association | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	4,340,225
Current value	$ 54,643,430
Investment, Identifier [Axis]: Mutual Funds | MFS | NEW DISCOVERY VALUE R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	286,023
Current value	$ 4,828,073
Investment, Identifier [Axis]: Mutual Funds | Principal | SMALLCAP GROWTH I R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	384,984
Current value	$ 5,928,752
Investment, Identifier [Axis]: Mutual Funds | Vanguard | INSTITUTIONAL INDEX INSTL PL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	220,758
Current value	$ 121,873,655
Investment, Identifier [Axis]: Mutual Funds | Vanguard | MID CAP INDEX I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	532,757
Current value	$ 42,290,272
Investment, Identifier [Axis]: Mutual Funds | Vanguard | SMALL CAP INDEX I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	193,082
Current value	$ 23,861,018
Investment, Identifier [Axis]: Mutual Funds | Vanguard | TOTAL BOND MARKET INDEX INST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	2,097,489
Current value	$ 20,492,463
Investment, Identifier [Axis]: Mutual Funds | Vanguard | TOTAL INTL STOCK INDEX INSTL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	116,132
Current value	$ 18,823,825
Investment, Identifier [Axis]: Mutual Funds | Victory | SYCAMORE ESTABLISHED VALUE R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	201,050
Current value	$ 9,059,322
Investment, Identifier [Axis]: Mutual Funds| Dreyfus | GOVERNMENT CASH MGMT INSTL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	525,055
Current value	$ 525,055
Investment, Identifier [Axis]: Variable annuities | JPMorgan | Equity INCM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	2,496,828
Current value	$ 30,627,000
Investment, Identifier [Axis]: Variable annuities | PGIM | Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units | shares	893,020
Current value	$ 12,695,552